Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)
OPERATING ACTIVITIES
Funds flow from operations [note 30]	$ 1,259	$ 1,530
Net change in non-cash balances related to continuing operations	94	(110)
Operating activities from discontinued operations	(2)	82
Operating activities	1,351	1,502
INVESTING ACTIVITIES
Additions to property, plant and equipment [note 25]	(1,127)	(999)
Additions to equipment costs (net) [note 25]	(49)	(73)
Additions to other intangibles [note 25]	(131)	(111)
Net decrease (increase) to inventories	8	(48)
Proceeds on sale of discontinued operations, net of costs and cash sold	18	1,905
Proceeds on sale of spectrum licences	35
Purchase of spectrum licences	(25)	(430)
Additions to investments and other assets	88	(92)
Distributions received and proceeds from sale of investments		6
Proceeds from sales of property, plant and equipment	9
Investing activities of discontinued operations		(109)
Investing activities	(1,174)	49
Financing activities:
Increase in short-term borrowings [note 11]	40
Increase in long-term debt	10	1,233
Debt repayments	(1)	(1,810)
Bank credit facility arrangement costs		(4)
Issue of Class B Non-Voting Shares	43	77
Dividends paid on Class A Shares and Class B Non-Voting Shares	(384)	(385)
Dividends paid on Series A Preferred Shares	(8)	(8)
Financing activities of discontinued operations		(551)
Financing activities	(300)	(1,448)
Effect of currency translation on cash balances		(1)
Increase (decrease) in cash	(123)	102
Cash and cash equivalents at beginning of period	507	405
Cash of continuing operations, end of year	$ 384	$ 507